Share Capital - Sharebased Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share Capital
Share-based compensation	$ 1,866	$ 570	$ 3,286	$ 3,251